Chartered-in Vessels - Capital Lease Obligations - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) vessel lease	Dec. 31, 2017 USD ($)
Capital Leased Assets [Line Items]
Capital lease obligation	$ 1,298,556	$ 1,011,549
Suezmax Tanker
Capital Leased Assets [Line Items]
Number of capital leases | vessel	1
LNG Carriers
Capital Leased Assets [Line Items]
Number of capital leases | lease	8
Term of contract (in years)	10 years
Weighted-average interest rate on lease	5.10%
Related purchase obligations	$ 1,700,000
Interest included in payments	435,300
Suezmax Tanker
Capital Leased Assets [Line Items]
Related purchase obligations	24,200
Interest included in payments	$ 200
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel	2